                                              Securities Act File No.333-102704

      As filed with the Securities and Exchange Commission on July 19, 2004

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                          Pre-Effective Amendment No.[ ]
                         Post-Effective Amendment No. 2

                      AEGON/TRANSAMERICA SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 851-9777
                  (Registrant's Area Code and Telephone Number)

                              John K. Carter, Esq.
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716

                     (Name and Address of Agent for Service)

Registrant has registered an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.


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                          ATSF Van Kampen Money Market

This Post-Effective Amendment consists of the following:

(1)      Facing Sheet of the Registration Statement.

(2)      Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-102704) filed on January 24, 2003.

This Post-Effective Amendment is being filed solely to file as Exhibit 12 to this Registration Statement on Form N-14, the final tax opinion.


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                                     PART C

                                OTHER INFORMATION

Item 15.          Indemnification

A policy of insurance covering ATFA, its subsidiaries, AFSG and all of the registered investment companies advised by ATFA insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties

Article VI of the Registrant's By-Laws provides in relevant part as follows:

        Each director, officer, or employee (and his heirs, executors and administrators) shall be indemnified by the Corporation against all liability and expense incurred by reason of the fact that he is or was a director, officer or employee of the Corporation, to the full extent and in any manner permitted by Maryland law, as in effect at any time, provided that nothing herein shall be construed to protect any director, officer or employee against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). No indemnification of a director, officer or employee shall be made pursuant to the preceding sentence unless there has been (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnity") was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding ("non-interested, non-party directors"), or (ii) an independent legal counsel in a written opinion. Reasonable expenses incurred by each such director, officer or employee may be paid by the Corporation in advance of the final disposition of any proceeding to which such person is a party, to the full extent and under the circumstances permitted by Maryland law, provided that such person undertakes to repay the advance unless it is ultimately determined that he is entitled to indemnification and either (i) he provides security for his undertaking,
        (ii) the Corporation is insured against losses by reason of any lawful advances or (iii) a majority of a quorum of the non-interested, non-party directors, or an independent legal counsel in a written opinion, determines, based on a review of readily available facts, and there is reason to believe that such person ultimately will be found entitled to indemnification. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the Corporation against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have the power to indemnify against such liability under the provisions of this Article VI.


Item 16.      Exhibits

(1) Articles of Incorporation and all amendments are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File 33-507), Post Effective Amendment No. 23 as filed with the SEC on April 19, 1996.

(2) Bylaws are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 25 as filed with the SEC on October 17, 1996.

(3)     Not Applicable.

(4) Agreement and Plan of Reorganization is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 (File No. 102704), as filed with the SEC on January 24, 2003.

(5)     See Exhibits 1 and 2.

(6) Investment Advisory Agreement incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 53 as filed with the SEC on August 16, 2002.

(7) Distribution Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 36 as filed with the SEC on April 27, 1999.

(8) Directors' Deferred Compensation Plan is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-507), Post-Effective Amendment No. 23 as filed with the SEC on April 19, 1996.

(9)     Form of Custodian Agreement with Investors Bank &
        Trust Company is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 26 as filed with the SEC on December 26, 1996.

(10) (a)Brokerage Enhancement Plan is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 52 as filed with the SEC on July 30, 2002.

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        (b) Distribution Plan is incorporated herein by reference to the
            Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 36 as filed with the SEC on April 27, 1999.

        (c) Expense Limitation Agreement is incorporated herein by reference to the Registrant's initial Registration Statement on Form N-14
            (File No. 333-102704), as filed with the SEC on January 24, 2003.

(11) Opinion of Counsel is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed on Form N-14 (File No. 333-102704), as filed with the SEC on February 28, 2003.

(12)    Opinion of Dechert as to tax matters is filed herewith.


(13) Administrative Services Agreement is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File 33-507), Post-Effective Amendment No. 26 as filed with the SEC on December 26, 1996.

(14) Consent of Independent Certified Public Accountants is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-102704), as filed with the SEC on February 28, 2003.

(15)    Not Applicable

(16) Powers of Attorney for the Registrant are incorporated herein by reference to the Registrant's initial Registration Statement on Form N-14 (File No. 333-102704), as filed with the SEC on January 24, 2003.


(17)    (a)Form of Voting Instruction Form is incorporated herein by reference to the Registrant's initial Registration Statement on Form N-14 (File No. 333-102704), as filed with the SEC on January 24, 2003.

        (b)The Registrant's Annual Report and Semi-Annual Report are incorporated herein by reference.


Item 17.      Undertakings

1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.





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                                   SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the city of St. Petersburg and state of Florida on the 15th day of July, 2004.

                                        AEGON/TRANSAMERICA SERIES FUND, INC.

                                        By:     /s/ Brian C. Scott
                                        ---------------------------------------
                                        Brian C. Scott*
                                        Director, President and Chief Executive
                                        Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

             Signature                                              Title                                            Date
             ---------                                              -----                                            ----
/s/ Brian C. Scott                              Director, President and Chief Executive Officer                 July 15, 2004
-------------------------------------
Brian C. Scott*


/s/ Peter R. Brown                                          Director and Chairman                               July 15, 2004
-------------------------------------
Peter R. Brown*

/s/ William W. Short, Jr.
------------------------------------
William W. Short, Jr.*                                    Director and Vice Chairman                            July 15, 2004

/s/ Daniel Calabria                                                Director                                     July 15, 2004
-------------------------------------
Daniel Calabria*

/s/ Janice B. Case                                                 Director                                     July 15, 2004
-------------------------------------
Janice B. Case*

/s/ Charles C. Harris                                              Director                                     July 15, 2004
-------------------------------------
Charles C. Harris*

/s/ Leo J. Hill                                                    Director                                     July 15, 2004
-------------------------------------
Leo J. Hill*

/s/ Russell A. Kimball                                             Director                                     July 15, 2004
-------------------------------------
Russell A. Kimball*

/s/ Thomas P. O'Neill                                              Director                                     July 15, 2004
-------------------------------------
Thomas P. O'Neill*

*/ John K. Carter
as Attorney in Fact


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                                  EXHIBIT INDEX



(12)    Opinion of Dechert as to respect to tax matters